UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  3rd Floor
          10, Old Burlington Street
          London W1S 3AG
          England

13F File Number:  028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Julian Mant
Title:    Chief Financial Officer
Phone:    (+44) 207 851 0607


Signature, Place and Date of Signing:

    /s/ Julian Mant              London, England               May 15, 2007
-----------------------     -------------------------     ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:     157,729(in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2007
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x1000)   PRN AMT    PRN  CALL  DISCRETION  MNGRS    SOLE     SHARED  NONE
FORD MTR CO DEL               NOTE 4.250%12/1  345370CF5   20,032  18,000,000  PRN           SOLE      NONE 18,000,000    0      0
AMARIN CORP PLC               SPONSORED ADR    023111107    2,516   1,170,049   SH           SOLE      NONE  1,170,049    0      0
COMPASS BANCSHARES INC        COM              20449H109   12,229     178,000   SH           SOLE      NONE    178,000    0      0
DIAMOND OFFSHORE DRILLING IN  COM              25271C102    3,012      37,000   SH           SOLE      NONE     37,000    0      0
GLOBALSANTAFE CORP            SHS              G3930E101    6,401     104,200   SH           SOLE      NONE    104,200    0      0
IPSCO INC                     COM              462622101    8,706      66,040   SH           SOLE      NONE     66,040    0      0
LONE STAR TECHNOLOGIES INC    COM              542312103    8,041     122,000   SH           SOLE      NONE    122,000    0      0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V101    3,130      35,000   SH           SOLE      NONE     35,000    0      0
PONIARD PHARMACEUTICALS INC   COM NEW          732449301    1,788     319,300   SH           SOLE      NONE    319,300    0      0
POSCO                         SPONSORED ADR    693483109    9,779      92,600   SH           SOLE      NONE     92,600    0      0
TXU CORP                      COM              873168108   12,483     194,200   SH           SOLE      NONE    194,200    0      0
WARNER MUSIC GROUP CORP       COM              934550104    2,093     125,000   SH           SOLE      NONE    125,000    0      0
E ON AG                       SPONSORED ADR    268780103    6,798     150,000   SH           SOLE      NONE    150,000    0      0
BIOMET INC                    COM              090613100   40,356     950,000   SH           SOLE      NONE    950,000    0      0
HYDRIL                        COM              448774109    7,683      79,894   SH           SOLE      NONE     79,894    0      0
NOBLE CORPORATION             SHS              G65422100    6,568      83,185   SH           SOLE      NONE     83,185    0      0
TERNIUM SA                    SPON ADR         880890108    6,114     220,500   SH           SOLE      NONE    220,500    0      0





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